Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Reconciles the Operating Profit

The income tax provision consists of the following component:

	For the three-month periods ended March 31,		For the nine-month periods ended March 31,
	2025	2024	2025	2024
	US$	US$	US$	US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Income tax expense	-	-	-	-

The following table reconciles the operating profit to the Company’s effective tax rate:

	For the nine-month periods ended March 31,
	2025	2024
	(unaudited)	(unaudited)
Loss before tax	(2,557,358)	(1,972,892)
Statutory income tax rate	21%	21%
Income tax expense calculated at the statutory tax rate	-	-
Effect of tax losses carry forwards	(2,441,045)	(1,534,587)
Effect of subsidiaries foreign income (loss)	2,441,045	1,534,587
Income tax expense	-	-
Effective tax rate	-%	-%

The income tax provision consists of the following component:

	For the years ended June 30,
	2024	2023
	US$	US$
Income tax expense	-	-

The following table reconciles the operating profit to the Company’s effective tax rate:

	For the years ended June 30,
	2024	2023

Loss before tax	(2,782,278)	(3,732,777)
Statutory income tax rate	21%	21%
Income tax expense calculated at the statutory tax rate	-	-
Effect of tax losses carry forwards	(2,019,708)	(1,208,322)
Effect of subsidiaries foreign income (loss)	2,019,708	1,208,322
Income tax expense	-	-
Effective tax rate	-%	-%

Schedule of Component of Deferred Tax Assets

The component of deferred tax assets are as follows:

	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Net operating losses carry forward	2,441,045	2,019,708
Valuation allowance	(2,441,045)	(2,019,708)
Deferred tax assets, net	-	-

The component of deferred tax assets are as follows:

	June 30, 2024	June 30, 2023
	US$	US$

Net operating losses carry forward	2,019,708	1,208,322
Valuation allowance	(2,019,708)	(1,208,322)
Deferred tax assets, net	-	-